Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2024
Trading Account Gains And Losses [Abstract]
Net Trading Gains and Losses	Net trading gains (losses) for the fiscal years ended March 31, 2022, 2023 and 2024 are comprised of the following:

	2022	2023	2024
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	(1,230,330)	(1,003,636)	(171,498)
Derivative contracts:
Interest rate contracts	(130,312)	(508,743)	(22,003)
Foreign exchange contracts (1)	145,979	317,459	387,591
Equity-related contracts	728,226	534,615	240,277
Credit-related contracts (2)	(13,272)	(3,204)	(2,101)
Other contracts	7,762	59,599	(42,005)

Total	(491,947)	(603,910)	390,260
Foreign exchange gains (losses)—net (3)	91,611	189,526	(19,390)

Net trading gains (losses)	(400,336)	(414,384)	370,870

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥(605) million, ¥(653) million and ¥(952) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2022, 2023 and 2024, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.